Post-Employment Benefits - Summary of Defined Benefit Obligation (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Pension plan [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 8,564	$ 9,139
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	549	609
Canada plan [member] | Pension plan [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	7,846	8,384
Canada plan [member] | Pension plan [member] | Active members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	4,014	4,362
Canada plan [member] | Pension plan [member] | Deferred Members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	569	626
Canada plan [member] | Pension plan [member] | Retired Members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	3,263	3,396
Canada plan [member] | Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	512	568
Canada plan [member] | Other post employment benefit plans [member] | Active members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	99	129
Canada plan [member] | Other post employment benefit plans [member] | Retired Members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 413	$ 439